Vanguard® Russell 2000 Growth Index Fund
Schedule of Investments (unaudited)
As of May 31, 2026
The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.
		Shares	Market Value ($000)
Common Stocks (99.6%)
Basic Materials (3.7%)
	Coeur Mining Inc.	479,738	9,269
*	Uranium Energy Corp.	448,047	6,170
	Balchem Corp.	30,838	4,833
	Sensient Technologies Corp.	39,695	4,519
	Cabot Corp.	45,802	4,008
*	Century Aluminum Co.	53,434	3,525
	Chemours Co.	141,212	3,129
	Hawkins Inc.	18,307	2,833
	Hecla Mining Co.	141,259	2,510
*	USA Rare Earth Inc.	85,527	2,396
*	Ingevity Corp.	33,810	2,293
*	Perpetua Resources Corp.	81,431	2,204
*	Novagold Resources Inc.	245,468	2,104
*	Constellium SE	47,406	1,624
	Kaiser Aluminum Corp.	7,876	1,434
*	Ivanhoe Electric Inc.	85,607	1,152
*	Energy Fuels Inc.	58,645	1,069
*,1	US Antimony Corp.	111,156	998
	Materion Corp.	3,765	829
*	ASP Isotopes Inc.	106,076	825
*	Compass Minerals International Inc.	22,570	721
*	NioCorp Developments Ltd.	109,711	633
*	Idaho Strategic Resources Inc.	13,927	545
*	Dakota Gold Corp.	84,058	484
*	Contango Silver & Gold Inc.	19,609	394
	Sylvamo Corp.	8,348	328
	Vox Royalty Corp.	56,059	327
	UFP Industries Inc.	2,850	231
*,1	Critical Metals Corp.	20,256	227
*	American Battery Technology Co.	61,293	221
*	US Gold Corp.	12,558	203
*,1	Lifezone Metals Ltd.	30,115	158
	Omega Flex Inc.	3,358	102
	Innospec Inc.	1,205	100
*,1	US Goldmining Inc.	2,864	29
*	Solesence Inc.	18,234	22
*	Elmet Group Co.	919	14
*	Rare Earths Americas Inc.	515	11
*	Silver Bow Mining Corp.	781	8
			62,482
Consumer Discretionary (8.1%)
*	Brinker International Inc.	40,744	5,801
*	Boot Barn Holdings Inc.	28,909	4,911
*	Life Time Group Holdings Inc.	141,762	4,690
*	Frontdoor Inc.	68,118	4,228
	PriceSmart Inc.	24,075	4,093
*	Cavco Industries Inc.	7,298	3,916
*	Champion Homes Inc.	52,412	3,859
*	Covista Inc.	32,006	3,770
*	Stride Inc.	39,286	3,629
*	Abercrombie & Fitch Co. Class A	42,541	3,285
	Atmus Filtration Technologies Inc.	69,884	3,269
*	Dorman Products Inc.	25,871	3,206
	Kontoor Brands Inc.	41,826	3,002
*	Hilton Grand Vacations Inc.	57,049	2,968
	Cheesecake Factory Inc.	43,391	2,866
	Cinemark Holdings Inc.	99,609	2,789
*	Madison Square Garden Entertainment Corp.	37,175	2,622
*	Shake Shack Inc. Class A	36,480	2,346

		Shares	Market Value ($000)
	Acushnet Holdings Corp.	25,861	2,296
	OneSpaWorld Holdings Ltd.	93,810	2,228
*	Rush Street Interactive Inc.	85,829	2,175
*	Atlanta Braves Holdings Inc. Class C	43,362	2,151
	Rush Enterprises Inc. Class A	30,995	2,149
	Super Group SGHC Ltd.	149,355	1,859
*	Universal Technical Institute Inc.	44,369	1,660
*	IMAX Corp.	41,139	1,632
	Interparfums Inc.	17,229	1,626
*	Sonos Inc.	102,777	1,622
*	Urban Outfitters Inc.	21,423	1,556
	Group 1 Automotive Inc.	4,819	1,524
*	Six Flags Entertainment Corp.	71,961	1,512
	John Wiley & Sons Inc. Class A	35,529	1,495
	Red Rock Resorts Inc. Class A	25,309	1,478
	Monarch Casino & Resort Inc.	11,977	1,440
*	Red Cat Holdings Inc.	97,040	1,407
	Wolverine World Wide Inc.	76,725	1,347
*	Laureate Education Inc.	41,551	1,329
*	Lincoln Educational Services Corp.	27,875	1,291
*	Arlo Technologies Inc.	95,567	1,275
	Buckle Inc.	27,730	1,272
*	Genius Sports Ltd.	205,990	1,207
*	Coursera Inc.	204,500	1,102
*	XPEL Inc.	23,849	1,090
*	Victoria's Secret & Co.	18,824	1,035
*	ACV Auctions Inc. Class A	157,015	1,032
*	Global Business Travel Group I	108,910	1,017
*	Figs Inc. Class A	83,793	985
*	United Parks & Resorts Inc.	24,268	974
*	Sweetgreen Inc. Class A	97,424	970
*	USA TODAY Co. Inc.	118,603	926
	Ermenegildo Zegna NV	57,651	847
	HNI Corp.	27,049	844
*	Peloton Interactive Inc. Class A	131,474	841
*	Lindblad Expeditions Holdings Inc.	36,045	827
*	Liquidity Services Inc.	21,904	793
*	Driven Brands Holdings Inc.	55,774	772
*	American Public Education Inc.	15,386	761
*	Revolve Group Inc.	37,832	742
*	Stagwell Inc.	101,725	713
*	Green Brick Partners Inc.	9,953	669
*	First Watch Restaurant Group Inc.	55,933	651
*	QuinStreet Inc.	51,009	639
*	Allegiant Travel Co.	6,675	612
*	Hertz Global Holdings Inc.	111,640	603
*	TripAdvisor Inc.	51,260	573
*	Accel Entertainment Inc.	47,399	564
	Carriage Services Inc.	13,270	547
*	BJ's Restaurants Inc.	11,372	535
	Worthington Enterprises Inc.	9,412	534
*	Daily Journal Corp.	915	473
*	ThredUP Inc. Class A	94,086	438
	Build-A-Bear Workshop Inc.	11,395	424
	Bloomin' Brands Inc.	49,329	416
	Camping World Holdings Inc. Class A	56,516	414
	Sonic Automotive Inc. Class A	4,986	412
	Global Industrial Co.	13,295	404
*	Kura Sushi USA Inc. Class A	6,312	355
*	Dave & Buster's Entertainment Inc.	25,557	342
*	Atlanta Braves Holdings Inc. Class A	6,305	338
	Arhaus Inc.	48,021	325
	Upbound Group Inc.	16,818	323
*	Savers Value Village Inc.	33,620	301
	Rush Enterprises Inc. Class B	4,362	283
*,1	Vuzix Corp.	60,216	277
	Steven Madden Ltd.	6,037	262
	LCI Industries	2,360	257
*	RealReal Inc.	25,626	247
	Nathan's Famous Inc.	2,430	245

		Shares	Market Value ($000)
*	McGraw Hill Inc.	19,478	235
*	Frontier Group Holdings Inc.	35,971	218
*	Latham Group Inc.	40,679	215
*	Knowles Corp.	5,435	203
*,1	Falcon's Beyond Global Inc. Class A	12,612	196
	Cracker Barrel Old Country Store Inc.	5,774	195
	Interface Inc.	6,378	189
*	Fox Factory Holding Corp.	10,038	181
	Sturm Ruger & Co. Inc.	4,586	179
*	Inspired Entertainment Inc.	23,259	179
*	Jack in the Box Inc.	13,996	174
*	Sabre Corp.	92,418	163
*	Envela Corp.	6,365	162
*	Xponential Fitness Inc. Class A	26,129	143
*	Turtle Beach Corp.	9,958	130
*	Bally's Corp.	9,090	129
*	Lovesac Co.	7,923	122
*	KinderCare Learning Cos. Inc.	30,583	117
*	Thryv Holdings Inc.	29,969	116
	RCI Hospitality Holdings Inc.	4,223	107
*	Dream Finders Homes Inc. Class A	6,584	102
	CuriosityStream Inc.	35,451	101
	Phoenix Education Partners Inc.	3,310	100
	Entravision Communications Corp. Class A	10,593	96
	Papa John's International Inc.	2,690	92
*	Black Rock Coffee Bar Inc. Class A	9,724	81
	Emerald Holding Inc.	13,501	68
*	Travelzoo	6,128	66
	Arko Corp.	8,293	64
	Dine Brands Global Inc.	1,959	62
*	Pursuit Attractions & Hospitality Inc.	1,252	56
	Playtika Holding Corp.	12,768	48
*,1	Nerdy Inc.	56,173	46
*	Gambling.com Group Ltd.	17,246	41
*	MarineMax Inc.	956	33
*	Krispy Kreme Inc.	9,278	33
*	BARK Inc.	3,242	33
*	MasterCraft Boat Holdings Inc.	1,110	26
*	Stitch Fix Inc. Class A	7,313	26
*	Yesway Inc. Class A	1,147	26
	CompX International Inc.	970	24
*	Boston Omaha Corp. Class A	1,550	20
*	Meridian Holdings Inc.	1,645	19
*	Genesco Inc.	478	18
*	Petco Health & Wellness Co. Inc.	5,916	18
*	Livewire Group Inc.	10,580	15
*	Reservoir Media Inc.	1,294	13
*,1	NextNRG Inc.	14,239	9
*	Bob's Discount Furniture Inc.	453	6
*	flyExclusive Inc.	1,089	3
			136,213
Consumer Staples (1.4%)
*	Vita Coco Co. Inc.	44,698	3,358
	Cal-Maine Foods Inc.	40,804	3,049
*	Chefs' Warehouse Inc.	34,277	2,624
	WD-40 Co.	12,785	2,557
	Marzetti Co.	18,882	2,114
	Turning Point Brands Inc.	15,317	1,301
	J & J Snack Foods Corp.	14,143	1,077
*	Herbalife Ltd.	71,359	853
	Energizer Holdings Inc.	46,328	844
*	National Beverage Corp.	22,458	831
*	Guardian Pharmacy Services Inc. Class A	21,096	817
	Tootsie Roll Industries Inc.	17,587	663
*	Simply Good Foods Co.	51,544	594
	Oil-Dri Corp. of America	7,372	565
*	Mama's Creations Inc.	34,721	479
	Natural Grocers by Vitamin Cottage Inc.	12,007	352
*	Vital Farms Inc.	32,273	323

		Shares	Market Value ($000)
	John B Sanfilippo & Son Inc.	4,288	321
*	Westrock Coffee Co.	34,954	281
*	Mission Produce Inc.	13,886	155
*	Honest Co. Inc.	43,579	153
*	BRC Inc. Class A	86,688	142
*	Lifeway Foods Inc.	4,850	116
*	Nature's Sunshine Products Inc.	4,051	86
[1]	Lifevantage Corp.	10,261	81
*	Zevia PBC Class A	52,206	81
*	SkinHealth Systems Inc.	89,611	69
*	Forafric Global plc	4,542	46
*	FitLife Brands Inc.	3,756	38
*	Ispire Technology Inc.	17,758	32
*,1	Beyond Meat Inc.	30,427	24
*	Once Upon a Farm PBC	786	12
*	Suja Life Inc. Class A	390	6
			24,044
Energy (4.0%)
*	Nextpower Inc. Class A	109,559	17,135
	Kodiak Gas Services Inc.	88,072	5,888
	Archrock Inc.	162,148	5,430
	Cactus Inc. Class A	64,269	3,730
*	Tidewater Inc.	43,736	3,214
*	Oceaneering International Inc.	81,933	3,132
	Solaris Energy Infrastructure Inc.	43,497	3,025
*	Gulfport Energy Corp.	14,957	2,522
	Delek US Holdings Inc.	55,420	2,467
*	Centrus Energy Corp. Class A	12,267	2,238
*	American Superconductor Corp.	43,263	2,204
*	Sable Offshore Corp.	116,882	1,712
	Core Natural Resources Inc.	16,575	1,466
	Kinetik Holdings Inc.	31,510	1,448
*	Fluence Energy Inc.	69,528	1,313
*	NextDecade Corp.	164,742	1,303
*	Seadrill Ltd.	21,582	1,018
	CVR Energy Inc.	28,937	961
	Magnolia Oil & Gas Corp. Class A	33,981	930
*	Par Pacific Holdings Inc.	13,236	743
	Atlas Energy Solutions Inc.	41,359	690
*	Comstock Resources Inc.	48,176	642
*	Alpha Metallurgical Resources Inc.	3,213	639
*	Ramaco Resources Inc. Class A	38,616	603
*	REX American Resources Corp.	7,233	338
*	Shoals Technologies Group Inc. Class A	25,424	317
*	Helix Energy Solutions Group Inc.	30,365	284
*	Array Technologies Inc.	31,086	282
	Flowco Holdings Inc. Class A	11,427	267
*	Calumet Inc.	7,495	266
	World Kinect Corp.	6,273	181
	Energy Services of America Corp.	11,131	166
*	National Energy Services Reunited Corp.	6,765	165
	Evolution Petroleum Corp.	26,695	113
	Natural Gas Services Group Inc.	2,436	96
	Riley Exploration Permian Inc.	2,593	86
	Select Water Solutions Inc.	4,555	82
*	Matrix Service Co.	5,925	78
*	Flotek Industries Inc.	3,783	76
*	X-Energy Inc.	2,457	66
	VAALCO Energy Inc.	11,068	58
*	Solid Power Inc.	15,378	51
*	DMC Global Inc.	5,939	41
*	EVgo Inc.	18,668	41
*	OPAL Fuels Inc. Class A	17,891	40
*	Empire Petroleum Corp. (XASE)	14,572	37
*	Infinity Natural Resources Inc. Class A	2,638	36
*	Kolibri Global Energy Inc.	5,998	31
*	HMH Holding Inc. Class A	1,182	25
*	Montauk Renewables Inc.	13,782	24
*	SunPower Inc.	20,392	22

		Shares	Market Value ($000)
*	Solv Energy Inc. Class A	457	16
*	PrimeEnergy Resources Corp.	73	12
	Epsilon Energy Ltd.	1,634	9
	ARKO Petroleum Corp.	387	7
*	Verde Clean Fuels Inc.	3,750	6
*,1	XCF Global Inc. Class A	12,823	6
			67,778
Financials (8.1%)
	FirstCash Holdings Inc.	37,189	8,178
*	StoneX Group Inc.	68,966	7,817
*	Clearwater Analytics Holdings Inc. Class A	261,853	6,373
	Piper Sandler Cos.	65,663	5,149
	Moelis & Co. Class A	69,777	4,695
	Selective Insurance Group Inc.	49,793	4,309
*	Oscar Health Inc. Class A	190,540	4,236
	First Financial Bankshares Inc.	126,208	4,124
	ServisFirst Bancshares Inc.	48,387	3,774
*	Enova International Inc.	22,392	3,617
	Victory Capital Holdings Inc. Class A	42,274	3,574
	BGC Group Inc. Class A	340,375	3,557
*	Lemonade Inc.	57,898	3,358
	PJT Partners Inc. Class A	21,589	3,301
	StepStone Group Inc. Class A	65,455	3,228
*	Dave Inc.	9,714	2,745
*	Upstart Holdings Inc.	81,020	2,738
*	Palomar Holdings Inc.	24,720	2,646
	WisdomTree Inc.	116,050	2,211
	Bank of Hawaii Corp.	28,498	2,183
*	Bancorp Inc.	39,222	2,163
	BancFirst Corp.	17,997	1,985
	Marex Group plc	35,542	1,882
	Acadian Asset Management Inc.	25,168	1,820
*	Baldwin Insurance Group Inc.	89,780	1,743
	Pathward Financial Inc.	20,756	1,707
	Stock Yards Bancorp Inc.	23,163	1,662
	Cohen & Steers Inc.	23,744	1,657
*	Skyward Specialty Insurance Group Inc.	36,746	1,621
	HCI Group Inc.	10,131	1,561
	Valley National Bancorp	111,449	1,535
	Federal Agricultural Mortgage Corp. Class C	7,980	1,419
	First BanCorp (XNYS)	54,784	1,314
	Artisan Partners Asset Management Inc. Class A	32,219	1,206
	Glacier Bancorp Inc.	23,634	1,124
	Perella Weinberg Partners	61,439	1,054
	City Holding Co.	8,373	1,041
	Old National Bancorp	38,264	919
*	Coastal Financial Corp.	12,140	864
	Lakeland Financial Corp.	12,975	787
	UMB Financial Corp.	5,886	773
*	Trupanion Inc.	34,784	759
	Esquire Financial Holdings Inc.	6,781	745
	Patria Investments Ltd. Class A	62,349	723
	Apollo Commercial Real Estate Finance Inc.	65,006	712
	Community Financial System Inc.	11,157	710
*	Triumph Financial Inc.	9,666	689
*	Porch Group Inc.	66,043	688
	Two Harbors Investment Corp.	50,286	620
*	Goosehead Insurance Inc. Class A	17,695	608
*	Root Inc. Class A	11,459	597
*	Miami International Holdings Inc.	12,243	578
*	Axos Financial Inc.	6,563	570
*	Texas Capital Bancshares Inc.	5,663	563
	Burford Capital Ltd.	119,282	553
	Live Oak Bancshares Inc.	14,294	544
	GCM Grosvenor Inc. Class A	51,225	544
	Northeast Bank	4,171	524
	Nicolet Bankshares Inc.	3,538	496
	Ridgepost Capital Inc. Class A	54,711	453
*	Slide Insurance Holdings Inc.	24,950	450

		Shares	Market Value ($000)
*	Bowhead Specialty Holdings Inc.	16,868	449
	Provident Financial Services Inc.	19,925	442
	Metrocity Bankshares Inc.	12,353	403
	Five Star Bancorp	9,394	397
	International Bancshares Corp.	5,383	388
*	Heritage Insurance Holdings Inc.	17,751	385
*	LendingTree Inc.	9,766	373
	ConnectOne Bancorp Inc.	11,064	333
	Amerant Bancorp Inc.	14,087	320
	AMERISAFE Inc.	9,339	286
*	Wealthfront Corp.	22,103	270
	Peapack-Gladstone Financial Corp.	6,169	267
	Northrim BanCorp Inc.	10,547	261
	Dime Community Bancshares Inc.	6,758	253
	Brookfield Business Corp. Class A	7,482	246
*	Hippo Holdings Inc.	9,027	233
*	Webull Corp.	33,643	215
	Bank First Corp.	1,537	214
*	SiriusPoint Ltd.	10,011	214
*	OppFi Inc.	24,388	207
	Universal Insurance Holdings Inc.	5,453	202
*	Kingsway Corp.	19,472	194
	Unity Bancorp Inc.	3,201	179
*	Customers Bancorp Inc.	2,363	178
*	Bridgewater Bancshares Inc.	9,154	173
	Metropolitan Bank Holding Corp.	1,930	173
	WesBanco Inc.	4,771	165
	Crawford & Co. Class A	15,528	162
	Banc of California Inc.	8,227	158
	NBT Bancorp Inc.	3,162	146
	Eagle Bancorp Inc.	5,275	144
	Kingstone Cos. Inc.	9,621	143
*	Strive Inc. Class A	7,979	141
	First Merchants Corp.	3,198	129
	American Coastal Insurance Corp.	11,869	124
	Tiptree Inc.	6,484	118
	Jefferson Capital Inc.	6,637	113
	Orange County Bancorp Inc.	3,219	110
	Greene County Bancorp Inc.	4,067	107
	Abacus Global Management Inc.	11,712	105
	SmartFinancial Inc.	2,431	101
	Carter Bankshares Inc.	3,538	97
	Shore Bancshares Inc.	4,636	96
*	Selectquote Inc.	95,624	96
	First Financial Corp.	1,367	95
	First Internet Bancorp	3,633	88
*	First Western Financial Inc.	2,912	85
	Origin Bancorp Inc.	1,726	82
	Hope Bancorp Inc.	6,273	79
	Capital Bancorp Inc.	2,484	79
*	Patriot National Bancorp Inc.	70,639	79
	Union Bankshares Inc.	3,307	76
*	Finwise Bancorp	5,269	76
	USCB Financial Holdings Inc.	3,865	72
	Community West Bancshares	2,932	70
	American Integrity Insurance Group Inc.	4,191	69
	Northfield Bancorp Inc.	4,471	63
	California BanCorp	3,256	62
*	Ategrity Specialty Holdings LLC	3,175	62
	F&G Annuities & Life Inc.	2,168	60
	Investors Title Co.	234	55
	Southern Missouri Bancorp Inc.	790	55
	Peoples Financial Services Corp.	892	53
	West BanCorp. Inc.	2,177	52
	First Community Corp.	1,701	51
	Bankwell Financial Group Inc.	937	49
	Regional Management Corp.	1,294	48
	Angel Oak Mortgage REIT Inc.	5,753	47
	Hingham Institution for Savings	136	39
*	Exzeo Group Inc.	2,673	37

		Shares	Market Value ($000)
*	Columbia Financial Inc.	1,767	36
*	Innventure Inc.	6,715	36
	PCB Bancorp	1,382	34
*,1	Bakkt Inc.	2,992	32
	Arrow Financial Corp.	829	30
	Meridian Corp.	1,585	28
	First Business Financial Services Inc.	412	24
	Value Line Inc.	700	23
*	Kestrel Group Ltd.	2,004	22
	CoastalSouth Bancshares Inc.	879	22
	Norwood Financial Corp.	699	21
	Princeton Bancorp Inc.	583	21
	Commercial Bancgroup Inc.	692	20
	Citizens Financial Services Inc.	286	19
*	Lincoln International Inc.	776	18
*	ACRES Commercial Realty Corp.	755	15
	Bank7 Corp.	306	14
	OP Bancorp	1,022	14
*	GBank Financial Holdings Inc.	457	14
	Richmond Mutual BanCorp. Inc.	591	9
	First National Corp.	342	9
*	Avidbank Holdings Inc.	296	9
	Eagle Financial Services Inc.	194	8
	MainStreet Bancshares Inc.	266	6
	Hanover Bancorp Inc.	268	6
*	Siebert Financial Corp.	1,476	3
*	Fold Holdings Inc.	2,267	2
			135,464
Health Care (21.6%)
*	Guardant Health Inc.	116,553	15,116
*	Arrowhead Pharmaceuticals Inc.	126,951	9,891
*	Bridgebio Pharma Inc.	148,924	9,868
*	Axsome Therapeutics Inc.	38,900	9,121
	Ensign Group Inc.	52,720	8,838
*	Madrigal Pharmaceuticals Inc.	16,053	7,983
*	BrightSpring Health Services Inc.	121,062	7,467
*	Krystal Biotech Inc.	23,266	7,190
*	HealthEquity Inc.	79,126	6,962
*	Lantheus Holdings Inc.	61,348	6,092
*	Protagonist Therapeutics Inc.	54,645	5,440
*	Glaukos Corp.	52,474	5,423
*	Nuvalent Inc. Class A	47,022	5,191
*	TG Therapeutics Inc.	136,352	5,173
*,1	Hims & Hers Health Inc.	192,292	5,028
*	Alkermes plc	114,163	4,817
*	Xenon Pharmaceuticals Inc.	81,196	4,444
*	PTC Therapeutics Inc.	60,029	4,433
*	Cogent Biosciences Inc.	126,514	4,423
*	Kymera Therapeutics Inc.	53,856	4,385
*	Rhythm Pharmaceuticals Inc.	49,610	4,382
*	Celcuity Inc.	31,274	4,156
*	Mirum Pharmaceuticals Inc.	39,591	4,018
*	Twist Bioscience Corp.	56,811	3,799
*	Liquidia Corp.	61,395	3,798
*	Scholar Rock Holding Corp.	75,191	3,707
*	Indivior Pharmaceuticals Inc.	96,876	3,489
*	CG oncology Inc.	55,440	3,453
*	Spyre Therapeutics Inc.	46,926	3,449
*	Apogee Therapeutics Inc.	41,707	3,426
*	Travere Therapeutics Inc.	72,454	3,418
*	Veracyte Inc.	73,482	3,405
*	IRhythm Holdings Inc.	29,883	3,404
*	Catalyst Pharmaceuticals Inc.	108,709	3,395
*	Crinetics Pharmaceuticals Inc.	91,667	3,259
*	Merit Medical Systems Inc.	50,954	3,213
*	Option Care Health Inc.	150,072	3,132
*	Haemonetics Corp.	44,069	2,988
*	Beam Therapeutics Inc.	89,596	2,950
*	Integer Holdings Corp.	32,329	2,890

		Shares	Market Value ($000)
*	RadNet Inc.	51,798	2,876
*	Alignment Healthcare Inc.	183,165	2,806
	Concentra Group Holdings Parent Inc.	103,006	2,562
*	ACADIA Pharmaceuticals Inc.	118,048	2,557
*	Immunovant Inc.	76,442	2,545
*	Brookdale Senior Living Inc.	193,239	2,487
*	Privia Health Group Inc.	109,090	2,347
*	ICU Medical Inc.	17,060	2,310
*	Warby Parker Inc. Class A	93,346	2,289
*	Arcutis Biotherapeutics Inc.	103,266	2,216
*	Tarsus Pharmaceuticals Inc.	37,130	2,205
*	Edgewise Therapeutics Inc.	63,271	2,161
*	Adaptive Biotechnologies Corp.	140,218	2,124
*	TransMedics Group Inc.	31,515	2,118
*	Immunome Inc.	95,738	2,090
*	Vera Therapeutics Inc.	58,116	2,064
	LeMaitre Vascular Inc.	19,611	1,856
*	Progyny Inc.	70,505	1,802
*	Disc Medicine Inc.	25,711	1,789
*	Axogen Inc.	45,267	1,787
*	Waystar Holding Corp.	87,604	1,744
*	ADMA Biologics Inc.	217,710	1,737
*	Aurinia Pharmaceuticals Inc.	112,040	1,718
*,1	ImmunityBio Inc.	228,435	1,718
*	BioCryst Pharmaceuticals Inc.	190,297	1,696
*	CorVel Corp.	27,335	1,688
*	Amneal Pharmaceuticals Inc.	123,308	1,624
*	Novocure Ltd.	95,302	1,624
*	Ocular Therapeutix Inc.	176,683	1,592
*	Vericel Corp.	47,277	1,576
*	UFP Technologies Inc.	7,065	1,555
*	Recursion Pharmaceuticals Inc. Class A	432,167	1,551
*	Clover Health Investments Corp.	383,733	1,527
*,1	SELLAS Life Sciences Group Inc.	161,491	1,503
*	Syndax Pharmaceuticals Inc.	75,313	1,475
*	Arcus Biosciences Inc.	57,912	1,467
*	Enliven Therapeutics Inc.	36,930	1,461
*	Astrana Health Inc.	38,289	1,440
*	Stoke Therapeutics Inc.	46,023	1,423
*	PACS Group Inc.	38,534	1,412
*	Mineralys Therapeutics Inc.	44,774	1,410
*	ANI Pharmaceuticals Inc.	17,782	1,396
*	Ardelyx Inc.	225,081	1,359
*	Innoviva Inc.	61,837	1,325
*	Procept Biorobotics Corp.	50,148	1,320
*	Harmony Biosciences Holdings Inc.	41,115	1,299
*	Trevi Therapeutics Inc.	89,764	1,269
*	Novavax Inc.	115,291	1,265
*	AtriCure Inc.	45,464	1,258
*	Capricor Therapeutics Inc.	40,983	1,228
*	Biohaven Ltd.	110,695	1,219
*	Taysha Gene Therapies Inc.	207,443	1,218
*	Zymeworks Inc.	46,819	1,177
*	Tandem Diabetes Care Inc.	63,422	1,091
*	Pennant Group Inc.	31,840	1,090
*	agilon health Inc.	11,776	1,087
*	CareDx Inc.	47,380	1,081
*	MannKind Corp.	286,125	1,079
*	Viridian Therapeutics Inc.	60,311	1,063
*	Harrow Inc.	29,721	1,046
*	Cytokinetics Inc.	13,414	1,030
*	Collegium Pharmaceutical Inc.	29,365	987
*	KalVista Pharmaceuticals Inc.	36,056	969
*	BioLife Solutions Inc.	38,842	968
*	AnaptysBio Inc.	17,070	950
*	Amylyx Pharmaceuticals Inc.	66,059	948
*	GeneDx Holdings Corp.	17,779	924
*	Xeris Biopharma Holdings Inc.	149,759	922
*	ArriVent Biopharma Inc.	30,439	921
*	UroGen Pharma Ltd.	31,194	877

		Shares	Market Value ($000)
*	Alphatec Holdings Inc.	109,790	851
*	Butterfly Network Inc.	183,239	834
*	STAAR Surgical Co.	27,703	828
*	Palvella Therapeutics Inc.	6,763	801
*	10X Genomics Inc. Class A	27,640	782
*	Dyne Therapeutics Inc.	39,776	769
*	WaVe Life Sciences Ltd.	115,784	762
*	Addus HomeCare Corp.	8,239	755
*	Corvus Pharmaceuticals Inc.	60,099	746
*	Artivion Inc.	33,501	743
*	Eton Pharmaceuticals Inc.	24,122	734
*	Savara Inc.	136,728	711
*	Talkspace Inc.	133,219	693
*	Definium Therapeutics Inc.	28,664	693
	iRadimed Corp.	7,621	691
*	Precigen Inc.	158,907	690
*	Absci Corp.	101,559	686
*	Praxis Precision Medicines Inc.	1,940	679
*	LifeStance Health Group Inc.	86,320	666
*	Sionna Therapeutics Inc.	15,150	649
*	Anteris Technologies Global Corp.	73,964	638
*	Geron Corp. (XNGS)	509,973	637
*	Omeros Corp.	56,822	627
*,1	Nutex Health Inc.	4,801	620
*	Arbutus Biopharma Corp.	135,659	619
*	Healthcare Services Group Inc.	29,791	614
*	Zevra Therapeutics Inc.	52,201	605
*,1	CorMedix Inc.	70,036	591
	Phibro Animal Health Corp. Class A	19,104	588
*,1	Bright Minds Biosciences Inc.	6,507	573
	US Physical Therapy Inc.	8,656	556
*	Phreesia Inc.	54,224	535
*	Cerus Corp.	171,976	523
*	Rigel Pharmaceuticals Inc.	16,916	516
*	SI-BONE Inc.	36,387	513
*,1	ARS Pharmaceuticals Inc.	55,257	501
*	Ironwood Pharmaceuticals Inc.	137,967	493
*	Ligand Pharmaceuticals Inc.	2,096	486
*	Kestra Medical Technologies Ltd.	21,951	467
*	Theravance Biopharma Inc.	28,890	464
*	Ceribell Inc.	25,148	464
*,1	Pulse Biosciences Inc.	16,657	416
*	MiMedx Group Inc.	110,005	405
*	NeuroPace Inc.	23,828	394
*	Beta Bionics Inc.	32,166	390
*	Prestige Consumer Healthcare Inc.	8,185	389
*	Bioventus Inc. Class A	44,074	375
*	Altimmune Inc.	121,751	371
*	QuidelOrtho Corp.	27,242	355
*	Omada Health Inc.	19,397	349
*	Oncology Institute Inc.	74,304	348
*	Evolus Inc.	52,226	343
*	MeiraGTx Holdings plc	31,787	339
*	ClearPoint Neuro Inc.	26,081	330
*	ADC Therapeutics SA	95,226	324
*	Candel Therapeutics Inc.	38,648	321
*	Viemed Healthcare Inc.	31,155	307
*	HeartFlow Inc.	9,832	305
*	Delcath Systems Inc.	28,071	303
*	MapLight Therapeutics Inc.	9,486	278
*	Aveanna Healthcare Holdings Inc.	38,514	276
*	First Tracks Biotherapeutics Inc.	16,938	270
*	XOMA Royalty Corp.	6,451	269
*	Dianthus Therapeutics Inc.	2,897	269
*	LB Pharmaceuticals Inc.	9,545	267
*	Monopar Therapeutics Inc.	4,092	266
*	Anavex Life Sciences Corp.	81,699	248
*	Esperion Therapeutics Inc.	77,339	242
*	Electromed Inc.	6,421	242
*	Teladoc Health Inc.	31,542	240

		Shares	Market Value ($000)
	HealthStream Inc.	9,360	234
*	Abeona Therapeutics Inc.	40,172	232
*	TruBridge Inc.	8,884	231
	NRC Health	11,143	218
*	Claritev Corp.	8,559	215
*	Community Health Systems Inc.	76,913	209
*	Aktis Oncology Inc.	10,088	209
*	Benitec Biopharma Inc.	18,030	208
*	Supernus Pharmaceuticals Inc.	4,399	203
*	RxSight Inc.	36,337	194
*	Niagen Bioscience Inc.	50,054	193
*,1	Diamedica Therapeutics Inc.	32,141	193
*	Codexis Inc.	69,191	192
*	Rezolute Inc.	58,177	192
*	Sight Sciences Inc.	39,124	190
*	Janux Therapeutics Inc.	12,788	187
*	908 Devices Inc.	20,322	171
*	Denali Therapeutics Inc.	7,867	165
*	Organogenesis Holdings Inc.	64,285	165
*	KORU Medical Systems Inc.	39,645	161
*,1	Greenwich Lifesciences Inc.	6,010	157
*	Treace Medical Concepts Inc.	45,333	157
*	Compass Therapeutics Inc.	64,680	154
*	Verastem Inc.	35,015	152
*	ORIC Pharmaceuticals Inc.	17,695	149
*	LENZ Therapeutics Inc.	18,581	145
	SIGA Technologies Inc.	30,583	143
*	Protalix BioTherapeutics Inc.	67,740	143
*	Nuvectis Pharma Inc.	14,481	141
*	Atrium Therapeutics Inc.	10,524	137
*	Evolent Health Inc. Class A	34,480	136
*	Aquestive Therapeutics Inc.	31,600	127
*	Pro-Dex Inc.	1,909	124
*,1	MediWound Ltd.	8,462	121
*	Journey Medical Corp.	19,126	121
*	NeoGenomics Inc.	11,413	120
*	Sonida Senior Living Inc.	3,361	119
*	CapsoVision Inc.	17,618	119
*	Evommune Inc.	5,125	119
*	SANUWAVE Health Inc.	7,105	117
*	Phathom Pharmaceuticals Inc.	11,571	111
*	LifeMD Inc.	25,459	109
*	Stereotaxis Inc.	52,938	105
*	Aura Biosciences Inc.	13,936	104
*	RCM Technologies Inc.	4,750	103
*	Lifecore Biomedical Inc.	19,321	97
*	Shoulder Innovations Inc.	6,546	96
*	Foghorn Therapeutics Inc.	21,925	94
*,1	TuHURA Biosciences Inc.	40,006	90
*	AngioDynamics Inc.	7,675	88
*	Nuvation Bio Inc.	17,573	84
*	CVRx Inc.	14,695	82
*	OptimizeRx Corp.	15,116	78
*	Pacira BioSciences Inc.	3,339	78
*	Arcturus Therapeutics Holdings Inc.	9,433	75
*	Aldeyra Therapeutics Inc.	41,427	72
*	Joint Corp.	8,084	72
*	Kailera Therapeutics Inc.	3,090	71
*	Fennec Pharmaceuticals Inc.	6,920	69
*	OrthoPediatrics Corp.	3,929	67
*	Sanara Medtech Inc.	2,941	67
*,1	Gyre Therapeutics Inc.	11,044	65
*	Pulmonx Corp.	36,293	60
*	Sana Biotechnology Inc.	17,520	58
*	Innovage Holding Corp.	7,677	58
*	Carlsmed Inc.	4,974	57
*	Avita Medical Inc.	12,826	56
*,1	Tectonic Therapeutic Inc.	1,809	56
*	Neuronetics Inc.	35,270	54
*,1	Cardiff Oncology Inc.	28,295	54

		Shares	Market Value ($000)
*	LENSAR Inc.	9,127	53
*	Coherus Oncology Inc.	32,543	52
*	Alpha Teknova Inc.	9,280	50
*	Amphastar Pharmaceuticals Inc.	2,505	47
*	Arvinas Inc.	5,190	47
*,1	aTyr Pharma Inc.	85,881	47
*,1	Humacyte Inc.	35,933	47
*,1	Avalyn Pharma Inc.	1,557	45
*,1	AirSculpt Technologies Inc.	8,139	44
*	Maze Therapeutics Inc.	1,675	44
*	Gossamer Bio Inc.	180,256	42
*	Bicara Therapeutics Inc.	1,920	42
*	OmniAb Inc.	15,114	41
*	VeraDermics Inc.	385	39
*	Rocket Pharmaceuticals Inc.	12,289	38
*	Lucid Diagnostics Inc.	35,295	36
*	Accuray Inc.	92,024	35
*	Prothena Corp. plc	3,489	35
*	Myomo Inc.	31,752	35
*	Lumexa Imaging Holdings Inc.	4,478	35
*	Fulcrum Therapeutics Inc.	4,723	33
*	Outset Medical Inc.	6,215	30
*	Inmune Bio Inc.	19,552	28
*	Nano-X Imaging Ltd.	14,835	28
*	Aardvark Therapeutics Inc.	6,719	28
*	Akebia Therapeutics Inc.	26,892	27
*	Ginkgo Bioworks Holdings Inc.	2,421	23
*	TriSalus Life Sciences Inc.	6,659	23
	Embecta Corp.	6,585	22
*	GMR Solutions Inc. Class A	1,772	22
*	Alamar Biosciences Inc.	968	20
*,1	Hemab Therapeutics Holdings Inc.	698	20
*	Odyssey Therapeutics Inc.	1,169	20
*	Eledon Pharmaceuticals Inc.	4,892	19
*,1,2	Tobira Therapeutics Inc. CVR	3,989	18
*	Actuate Therapeutics Inc.	8,845	18
*	Biote Corp. Class A	8,400	17
*	Heron Therapeutics Inc.	18,407	16
*	Mobia Medical Inc.	1,169	15
*	Ardent Health Inc.	1,564	14
*,1	Seaport Therapeutics Inc.	778	14
*	Alector Inc.	6,129	13
*,2	Inhibrx Inc. CVR	20,465	13
*	Eikon Therapeutics Inc.	1,156	13
*	Quanterix Corp.	3,839	12
*	Inhibikase Therapeutics Inc.	6,942	12
*	Cartesian Therapeutics Inc. (XNMS)	1,087	8
*	SpyGlass Pharma Inc.	320	6
*	Atlantic International Corp.	2,936	4
*	Tvardi Therapeutics Inc.	471	2
*	Tevogen Bio Holdings Inc.	314	2
*	Picard Medical Inc.	4,762	1
*,2	Prevail Therapeutics CVR	58	—
*,2	OmniAb Inc. 12.5 Earnout	532	—
*,2	OmniAb Inc. 15 Earnout	532	—
			363,326
Industrials (26.3%)
*	Bloom Energy Corp. Class A	205,220	58,488
*	Sterling Infrastructure Inc.	28,007	24,110
*	Dycom Industries Inc.	27,392	13,970
*	Modine Manufacturing Co.	49,197	13,722
*	Planet Labs PBC	254,318	13,006
*	Kratos Defense & Security Solutions Inc.	169,837	10,892
*	SPX Technologies Inc.	45,277	9,810
	Moog Inc. Class A	26,413	9,508
*	Chart Industries Inc.	42,423	8,816
	Argan Inc.	12,599	8,404
	Watts Water Technologies Inc. Class A	25,778	7,965
	Powell Industries Inc.	26,886	7,647

		Shares	Market Value ($000)
*	AeroVironment Inc.	35,522	7,362
*	Vicor Corp.	21,588	7,229
	ESCO Technologies Inc.	24,412	7,126
*	MYR Group Inc.	14,471	6,730
	Zurn Elkay Water Solutions Corp.	141,072	6,630
*	Joby Aviation Inc.	549,992	6,545
	Federal Signal Corp.	56,401	6,018
	Primoris Services Corp.	47,528	5,978
*	IES Holdings Inc.	8,481	5,753
*	Construction Partners Inc. Class A	44,788	5,216
	Granite Construction Inc.	35,411	4,846
	Installed Building Products Inc.	21,792	4,576
*	ACI Worldwide Inc.	97,096	4,240
*	Knife River Corp.	53,722	4,218
	CSW Industrials Inc.	15,019	4,160
*	Mirion Technologies Inc.	225,077	4,114
	Herc Holdings Inc.	30,695	4,082
	Brink's Co.	39,085	4,066
	VSE Corp.	21,777	4,032
*	Archer Aviation Inc. Class A	570,729	3,887
	Belden Inc.	36,753	3,862
	AZZ Inc.	27,867	3,776
	Mueller Water Products Inc. Class A	146,461	3,692
	Franklin Electric Co. Inc.	36,405	3,582
	Kadant Inc.	11,043	3,525
	Badger Meter Inc.	27,833	3,448
*	Remitly Global Inc.	160,821	3,220
*	OSI Systems Inc.	14,748	3,197
	JBT Marel Corp.	23,615	3,174
	Maximus Inc.	51,172	3,169
	Griffon Corp.	35,984	3,166
*	NCR Atleos Corp.	68,827	3,070
*	GEO Group Inc.	124,954	2,833
	Patrick Industries Inc.	30,469	2,758
	Exponent Inc.	46,905	2,735
	StoneCo. Ltd. Class A	235,732	2,699
	Terex Corp.	44,653	2,598
	Standex International Corp.	9,195	2,547
*	Centuri Holdings Inc.	82,643	2,540
*	Redwire Corp.	99,633	2,448
*	Eos Energy Enterprises Inc.	289,178	2,438
*	Astronics Corp.	26,829	2,334
*	Legence Corp. Class A	27,132	2,272
*	Amprius Technologies Inc.	108,042	2,191
*	CECO Environmental Corp.	27,719	2,072
*	Blue Bird Corp.	29,705	2,013
	McGrath RentCorp.	17,484	1,906
	GPGI Inc. Class A	149,566	1,819
*	DXP Enterprises Inc.	12,221	1,773
*	Huron Consulting Group Inc.	16,026	1,721
*	Itron Inc.	20,688	1,706
	Enerpac Tool Group Corp.	49,889	1,671
*	Sezzle Inc.	13,926	1,645
	Arcosa Inc.	12,800	1,622
*	Flywire Corp.	99,535	1,597
*	Voyager Technologies Inc. Class A	32,220	1,596
	Korn Ferry	22,566	1,579
*	CBIZ Inc.	46,421	1,541
*,1	PureCycle Technologies Inc.	122,007	1,512
	EVERTEC Inc.	60,566	1,482
	Gorman-Rupp Co.	19,635	1,472
*	BlackSky Technology Inc.	29,860	1,447
*	Payoneer Global Inc.	260,987	1,357
*	Mercury Systems Inc.	11,802	1,318
	TriNet Group Inc.	28,143	1,286
*	Enovix Corp.	158,472	1,265
	Napco Security Technologies Inc.	32,482	1,219
	Insperity Inc.	33,729	1,163
	United States Lime & Minerals Inc.	10,174	1,160
	Trinity Industries Inc.	35,389	1,148

		Shares	Market Value ($000)
	Tecnoglass Inc.	25,520	1,100
	Lindsay Corp.	9,880	1,080
*	AAR Corp.	9,141	1,029
*	Upwork Inc.	115,062	1,015
*	Graham Corp.	9,778	979
	PagSeguro Digital Ltd. Class A	103,766	970
*	Evolv Technologies Holdings Inc.	145,391	938
	Pitney Bowes Inc.	55,825	899
*	Pagaya Technologies Ltd. Class A	56,388	853
	CRA International Inc.	6,024	836
	Cadre Holdings Inc.	26,579	828
	Douglas Dynamics Inc.	18,514	825
*	Willdan Group Inc.	8,982	816
*	First Advantage Corp.	50,510	808
	Enpro Inc.	2,542	780
*	Limbach Holdings Inc.	9,927	769
	Barrett Business Services Inc.	23,248	756
*	Legalzoom.com Inc.	116,536	733
*	Donnelley Financial Solutions Inc.	17,383	690
*	Verra Mobility Corp.	150,077	677
	Kforce Inc.	13,974	657
*	Firefly Aerospace Inc.	14,140	657
*,1	Spire Global Inc.	27,337	624
*	Marqeta Inc. Class A	152,929	621
*	Satellogic Inc. Class A	61,502	585
	Albany International Corp. Class A	8,122	525
	Mesa Laboratories Inc.	4,907	501
	LSI Industries Inc.	19,833	481
*,1	Richtech Robotics Inc. Class B	158,084	477
*	Frequency Electronics Inc.	6,224	472
	FTAI Infrastructure Inc.	102,745	458
	Alamo Group Inc.	2,960	446
	EnerSys	1,938	442
	GATX Corp.	2,588	438
	Cass Information Systems Inc.	9,481	436
*	Energy Recovery Inc.	49,021	400
*	Bowman Consulting Group Ltd.	12,596	397
*	International Money Express Inc.	25,857	387
*,1	Titan America SA	22,793	371
*	Transcat Inc.	4,309	364
*	TIC Solutions Inc.	44,107	360
*	Beta Technologies Inc. Class A	19,538	358
	Werner Enterprises Inc.	8,495	353
*	TSS Inc.	20,843	343
*,1	York Space Systems Inc.	10,468	342
*	Cimpress plc	3,410	336
*	Cardinal Infrastructure Group Inc. Class A	6,457	335
*	Lightbridge Corp.	27,283	313
*	CoreCivic Inc.	14,818	312
*	Eve Holding Inc.	90,511	312
*	O-I Glass Inc.	35,438	310
*	Power Solutions International Inc.	7,373	307
*	IBEX Holdings Ltd.	9,420	298
	Park Aerospace Corp.	8,922	284
*	M-Tron Industries Inc.	3,041	277
*	Intuitive Machines Inc.	6,098	267
	Insteel Industries Inc.	9,488	261
*	Janus International Group Inc.	47,222	252
*	Paysign Inc.	33,328	242
*	Alliance Laundry Holdings Inc.	9,449	239
*	RXO Inc.	9,108	233
*	Thermon Group Holdings Inc.	3,763	230
*	Distribution Solutions Group Inc.	8,369	226
	Karat Packaging Inc.	8,065	219
	Otter Tail Corp.	2,474	214
*	ZipRecruiter Inc. Class A	60,958	197
*	Sky Harbour Group Corp.	19,850	186
*	Franklin Covey Co.	7,807	185
*	Microvast Holdings Inc.	119,218	185
*	Resolute Holdings Management Inc.	1,550	184

		Shares	Market Value ($000)
*	Priority Technology Holdings Inc.	27,055	173
*	CryoPort Inc.	10,483	164
*	V2X Inc.	1,952	162
	Quad / Graphics Inc.	18,205	136
*	FLEX LNG Ltd.	4,550	135
	Ardagh Metal Packaging SA	32,459	131
*	CPI Card Group Inc.	7,194	122
*	AIRO Group Holdings Inc.	13,625	122
*	Madison Air Solutions Corp. Class A	2,809	122
	Covenant Logistics Group Inc.	3,045	121
	Myers Industries Inc.	5,014	114
*	Byrna Technologies Inc.	16,944	106
*	SKYX Platforms Corp.	83,667	95
*	Orion Group Holdings Inc.	6,681	92
*	Forgent Power Solutions Inc.	1,690	92
*	Smith-Midland Corp.	2,628	84
*	Forward Air Corp.	7,611	81
	Allient Inc.	902	71
*	SoundThinking Inc.	9,312	70
	Preformed Line Products Co.	178	66
	Information Services Group Inc.	12,291	55
*	Arxis Inc. Class A	1,126	51
	Willis Lease Finance Corp.	253	45
*	I3 Verticals Inc. Class A	1,627	33
*	Mayville Engineering Co. Inc.	1,110	30
	Aebi Schmidt Holding AG	2,425	30
*	Aevex Corp. Class A	766	29
*	Atlanticus Holdings Corp.	254	22
*	Alta Equipment Group Inc.	3,358	21
	Public Policy Holding Co. Inc.	1,909	20
*	Costamare Bulkers Holdings Ltd.	626	10
*	Concrete Pumping Holdings Inc.	1,064	8
	HireQuest Inc.	505	7
			442,410
Other (0.0%)[3]
*,2	Aduro Biotech Inc. CVR	9,451	2
*,1,2	GTX Inc. CVR	530	—
			2
Real Estate (1.9%)
	Ryman Hospitality Properties Inc.	57,965	6,674
	Outfront Media Inc.	138,727	4,473
*	Compass Inc. Class A	460,787	3,792
	Tanger Inc.	96,610	3,485
	American Healthcare REIT Inc.	59,376	2,903
	St. Joe Co.	35,737	2,274
	DiamondRock Hospitality Co.	110,559	1,215
	UMH Properties Inc.	75,367	1,132
	Phillips Edison & Co. Inc.	21,356	857
	CareTrust REIT Inc.	20,941	855
	National Health Investors Inc.	9,984	732
	CBL & Associates Properties Inc.	12,956	623
	Alexander's Inc.	2,016	496
	Universal Health Realty Income Trust	10,496	435
	eXp World Holdings Inc.	83,061	409
	NETSTREIT Corp.	19,649	398
	Saul Centers Inc.	10,545	365
*	Real Brokerage Inc.	131,469	237
	Xenia Hotels & Resorts Inc.	13,311	231
	NexPoint Residential Trust Inc.	6,616	192
	Sunstone Hotel Investors Inc.	11,855	128
	Gladstone Commercial Corp.	8,297	105
*	Maui Land & Pineapple Co. Inc.	6,231	105
	Strawberry Fields REIT Inc.	6,354	83
*	National Healthcare Properties Inc.	5,396	78
*	Janus Living Inc. Class A	1,483	40
	Clipper Realty Inc.	885	3
			32,320

		Shares	Market Value ($000)
Technology (20.6%)
*	Credo Technology Group Holding Ltd.	151,550	35,770
*	Fabrinet	33,911	22,183
*,1	IonQ Inc.	263,908	19,020
*	SiTime Corp.	21,126	15,004
*	Rambus Inc.	101,289	14,733
*	Semtech Corp.	87,416	13,334
*	DigitalOcean Holdings Inc.	71,495	11,150
	Advanced Energy Industries Inc.	35,385	10,693
*	D-Wave Quantum Inc.	329,287	9,925
*	Applied Digital Corp.	169,427	8,011
*,1	Rigetti Computing Inc.	306,839	7,837
*	Terawulf Inc.	305,686	7,813
*	FormFactor Inc.	54,650	6,809
*	Silicon Laboratories Inc.	30,590	6,656
*	Plexus Corp.	23,209	6,228
*	Core Scientific Inc.	226,558	6,083
*	Sanmina Corp.	22,455	5,832
*	Novanta Inc.	33,885	5,399
*	Commvault Systems Inc.	41,545	4,933
	Clear Secure Inc. Class A	82,822	4,592
*	Zeta Global Holdings Corp. Class A	197,615	4,523
	Power Integrations Inc.	51,843	4,355
*	Impinj Inc.	26,383	3,984
*	Xometry Inc. Class A	41,288	3,934
*	Varonis Systems Inc.	109,082	3,725
*	Qualys Inc.	33,828	3,697
*,1	SoundHound AI Inc. Class A	363,210	3,269
*	Tenable Holdings Inc.	111,427	3,146
*	Innodata Inc.	28,829	3,026
	Kulicke & Soffa Industries Inc.	27,828	2,835
*	Ambarella Inc.	38,764	2,798
*	Box Inc. Class A	102,560	2,765
*	Q2 Holdings Inc.	58,385	2,765
*	Ouster Inc.	53,140	2,447
	Adeia Inc.	89,522	2,392
*	Workiva Inc.	47,660	2,373
*,1	Quantum Computing Inc.	189,021	2,261
*	Cargurus Inc.	74,106	2,213
*	LiveRamp Holdings Inc.	58,731	2,206
*	Braze Inc. Class A	82,667	2,119
*	Agilysys Inc.	24,294	2,103
*	Aehr Test Systems	22,056	2,036
*	SPS Commerce Inc.	35,767	2,030
*	Alarm.com Holdings Inc.	44,691	2,016
*	Bitdeer Technologies Group Class A	114,857	2,009
*	Magnite Inc.	133,560	1,914
*	Freshworks Inc. Class A	195,846	1,902
*	NextNav Inc.	88,995	1,835
*	Five9 Inc.	73,609	1,792
*	Diebold Nixdorf Inc.	21,382	1,735
	A10 Networks Inc.	57,343	1,728
*	AvePoint Inc.	140,562	1,534
*	PDF Solutions Inc.	29,950	1,462
*	BlackLine Inc.	46,762	1,375
*	SkyWater Technology Inc.	33,366	1,301
*	C3.ai Inc. Class A	120,313	1,296
*	Progress Software Corp.	39,253	1,289
*	Yelp Inc.	55,496	1,265
*	Intapp Inc.	53,784	1,242
*,2	Sapiens International Corp. NV	27,633	1,202
*	Alkami Technology Inc.	64,491	1,172
*	Aeva Technologies Inc.	37,310	1,051
*	Insight Enterprises Inc.	9,382	998
*	MaxLinear Inc.	9,922	922
*	Kopin Corp.	160,600	917
*	CEVA Inc.	21,912	876
*	Vertex Inc. Class A	65,567	875
*	Ambiq Micro Inc.	10,960	873
*	Blackbaud Inc.	28,397	871

		Shares	Market Value ($000)
*	Appian Corp. Class A	36,898	863
*	Navitas Semiconductor Corp.	31,772	845
*	Life360 Inc.	19,403	824
*	PagerDuty Inc.	82,217	818
*	Schrodinger Inc.	52,606	800
*	Amplitude Inc. Class A	91,727	717
*	Asana Inc. Class A	81,851	630
*,1	Rezolve AI plc	207,348	618
*	Navan Inc. Class A	28,241	604
*	Red Violet Inc.	10,612	603
*	Sprinklr Inc. Class A	107,427	599
*	Digital Turbine Inc.	66,892	587
*	Rapid7 Inc.	61,554	516
*	EverQuote Inc. Class A	26,698	514
*,1	Serve Robotics Inc.	54,456	509
*	Groupon Inc.	23,914	484
*	BigBear.ai Holdings Inc.	96,018	484
*	Synaptics Inc.	3,215	441
	NVE Corp.	4,490	440
*	Backblaze Inc. Class A	53,054	439
*	Bandwidth Inc. Class A	6,139	399
*	Yext Inc.	94,416	395
*	Sprout Social Inc. Class A	49,631	371
*	Weave Communications Inc.	61,563	371
*	Grindr Inc.	29,331	367
*	Grid Dynamics Holdings Inc.	50,707	365
*,1	indie Semiconductor Inc. Class A	71,418	356
*	Ibotta Inc. Class A	10,328	354
*	PAR Technology Corp.	22,109	341
*	Blend Labs Inc. Class A	187,543	336
*	Axcelis Technologies Inc.	2,179	328
*	NerdWallet Inc. Class A	36,970	318
	Climb Global Solutions Inc.	14,563	315
*	Atomera Inc.	28,446	284
*	Mediaalpha Inc. Class A	31,836	283
*	Simulations Plus Inc.	15,407	264
	CTS Corp.	3,949	254
*	Ultra Clean Holdings Inc.	2,897	248
	Hackett Group Inc.	21,362	246
*	Unisys Corp.	49,351	227
*,1	Rumble Inc.	23,845	219
*	Digimarc Corp.	14,748	217
*	nLight Inc.	2,903	215
*	Commerce.com Inc.	63,496	199
*,1	Whitefiber Inc.	6,623	197
*	VTEX Class A	51,621	195
*,1	KULR Technology Group Inc.	40,371	193
*	Viant Technology Inc. Class A	14,058	179
*	Cerence Inc.	12,805	165
*,1	EverCommerce Inc.	13,691	154
*	Mitek Systems Inc.	8,391	144
*	Daktronics Inc.	6,456	134
	ReposiTrak Inc.	11,599	120
*	Via Transportation Inc. Class A	7,813	119
*	Domo Inc. Class B	27,020	113
*	Kaltura Inc.	72,797	111
*,1	MicroVision Inc.	179,807	109
*	Rackspace Technology Inc.	20,511	106
*	Arteris Inc.	2,783	100
*	Blaize Holdings Inc.	51,810	91
*	eGain Corp.	10,422	77
*	CS Disco Inc.	18,268	73
	OneSpan Inc.	4,410	64
*	AudioEye Inc.	7,752	60
	CSP Inc.	5,761	57
*,1	Airship AI Holdings Inc.	17,878	54
*	Expensify Inc. Class A	31,126	36
*	Aeluma Inc.	1,641	35
*	Rimini Street Inc.	7,202	28
*	Vivid Seats Inc. Class A	3,224	28

		Shares	Market Value ($000)
*	Bumble Inc. Class A	8,225	26
*	Chaince Digital Holdings Inc.	2,660	22
*	Arena Group Holdings Inc.	12,505	17
*	Neonode Inc.	9,113	16
*	Tucows Inc. Class A	978	15
*	TechTarget Inc.	2,543	12
			346,916
Telecommunications (3.0%)
*	Viavi Solutions Inc.	216,407	10,509
*	Lumen Technologies Inc.	791,466	8,698
*	Applied Optoelectronics Inc.	49,290	7,808
	InterDigital Inc.	24,312	6,129
*	Globalstar Inc.	47,091	3,966
*	Extreme Networks Inc.	125,365	3,323
*	Calix Inc.	56,620	2,251
*	Vistance Networks Inc.	126,171	1,575
*	ADTRAN Holdings Inc.	69,985	1,158
	Cogent Communications Holdings Inc.	45,607	810
*	Anterix Inc.	10,531	674
	IDT Corp. Class B	11,797	651
*	Ooma Inc.	23,653	417
*	Harmonic Inc.	26,084	394
*	Gogo Inc.	72,688	332
*,1	fuboTV Inc. Class A	26,752	270
*	Clearfield Inc.	4,776	225
*	BK Technologies Corp.	2,693	222
*	Crexendo Inc.	16,184	160
*	Inseego Corp.	2,269	30
*	Hawkeye 360 Inc.	774	26
*	Optimum Communications Inc. Class A	38,179	25
			49,653
Utilities (0.9%)
*	Casella Waste Systems Inc. Class A	59,035	4,851
*	NuScale Power Corp.	149,578	1,895
	American States Water Co.	23,722	1,833
*,1	Oklo Inc.	26,802	1,793
	MGE Energy Inc.	18,091	1,366
*,1	NANO Nuclear Energy Inc.	35,211	1,017
	Chesapeake Utilities Corp.	7,381	910
*	Hallador Energy Co.	29,456	567
*	Cadiz Inc.	52,248	255
	Middlesex Water Co.	2,683	141
	Consolidated Water Co. Ltd.	4,178	126
	Global Water Resources Inc.	12,778	93
	York Water Co.	2,142	64
*	Fervo Energy Co. Class A	1,628	60
	Genie Energy Ltd. Class B	2,041	28
*	EagleRock Land LLC Class A	1,157	26
*	Perma-Fix Environmental Services Inc.	2,567	25
	RGC Resources Inc.	558	13
			15,063
Total Common Stocks (Cost $1,074,992)			1,675,671
Warrants (0.0%)
*,1	Pulse Biosciences Inc. Exp. 6/27/2029 (Cost $—)	401	6

		Shares	Market Value ($000)
Temporary Cash Investments (2.0%)
Money Market Fund (2.0%)
[4,5]	Vanguard Market Liquidity Fund, 3.667% (Cost $34,011)	340,178	34,014
Total Investments (101.6%) (Cost $1,109,003)			1,709,691
Other Assets and Liabilities—Net (-1.6%)			(27,645)
Net Assets (100%)			1,682,046
Cost is in $000.
*	Non-income-producing security.
1	Includes partial security positions on loan to broker-dealers. The total value of securities on loan is $27,713.
2	Security value determined using significant unobservable inputs.
3	“Other” represents securities that are not classified by the fund’s benchmark index.
4	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
5	Collateral of $29,182 was received for securities on loan.
CVR—Contingent Value Rights.
REIT—Real Estate Investment Trust.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts
			($000)
	Expiration	Number of Long (Short) Contracts	Notional Amount	Value and Unrealized Appreciation (Depreciation)
Long Futures Contracts
E-mini Russell 2000 Index	June 2026	10	1,462	27

Over-the-Counter Total Return Swaps
Reference Entity	Termination Date	Counterparty	Notional Amount ($000)	Floating Interest Rate Received (Paid)[1] (%)	Value and Unrealized Appreciation ($000)	Value and Unrealized (Depreciation) ($000)
Atlas Energy Solutions Inc.	2/1/2027	GSI	208	(3.620)	—	(24)
D-Wave Quantum Inc.	2/1/2027	GSI	285	(3.620)	137	—
Enovix Corp.	2/1/2027	GSI	141	(3.620)	43	—
First BanCorp/Puerto Rico	3/12/2027	CITNA	603	(3.620)	—	—
IonQ Inc.	8/31/2026	BANA	3,817	(3.370)	505	—
					685	(24)
1	Based on Overnight Bank Funding Rate as of the most recent reset date. Floating interest payment received/(paid) monthly.
BANA—Bank of America, N.A.
CITNA—Citibank, N.A.
GSI—Goldman Sachs International.
At May 31, 2026, the counterparties had deposited in segregated accounts securities with a value of $114 in connection with open over-the-counter swap contracts.
A.	Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the valuation designee to represent fair value and subject to oversight by the board of trustees. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value.
B.	Futures Contracts: The fund uses index futures contracts to a limited extent, with the objectives of maintaining full exposure to the stock market, maintaining liquidity, and minimizing transaction costs. The fund may purchase futures contracts to immediately invest incoming cash in the market, or sell futures in response to cash outflows, thereby simulating a fully invested position in the underlying index while maintaining a cash balance for liquidity. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract. Any securities pledged as initial margin for open contracts are noted in the Schedule of Investments.
Futures contracts are valued at their quoted daily settlement prices. Fluctuations in the value of the contracts are recorded as an asset (liability).
C.	Swap Contracts: The fund has entered into equity swap contracts to earn the total return on selected reference stocks or indexes in the fund’s target index. Under the terms of the swaps, the fund receives the total return on the referenced stock (i.e., receiving the increase or paying the decrease in value of the selected reference stock and receiving the equivalent of any dividends in respect of the selected referenced stock) over a specified period of time, applied to a notional amount that represents the value of a designated number of shares of the selected reference stock at the beginning of the equity swap contract. The fund also pays a floating rate that is based on short-term interest rates, applied to the notional amount. At the same time, the fund generally invests an amount approximating the notional amount of the swap in high-quality temporary cash investments.
A risk associated with all types of swaps is the possibility that a counterparty may default on its obligation to pay net amounts due to the fund. The fund’s maximum amount subject to counterparty risk is the unrealized appreciation on the swap contract. The fund mitigates its counterparty risk by entering into swaps only with a diverse group of prequalified counterparties, monitoring their financial strength, entering into master netting arrangements with its counterparties, and requiring its counterparties to transfer collateral as security for their performance. In the absence of a default, the collateral pledged or received by the fund cannot be repledged, resold, or rehypothecated. In the event of a counterparty’s default (including bankruptcy), the fund may terminate any swap contracts with that counterparty, determine the net amount owed by either party in accordance with its master netting arrangements, and sell or retain any collateral held up to the net amount owed to the fund under the master netting arrangements. The swap contracts contain provisions whereby a counterparty may terminate open contracts if the fund’s net assets decline below a certain level, triggering a payment by the fund if the fund is in a net liability position at the time of the termination. The payment amount would be reduced by any collateral the fund has pledged. Any securities pledged as collateral for open contracts are noted in the Schedule of Investments. The value of collateral received or pledged is compared daily to the value of the swap contracts exposure with each counterparty, and any difference, if in excess of a specified minimum transfer amount, is adjusted and settled within two business days.
Swaps are valued daily based on market quotations received from independent pricing services or recognized dealers and the change in value is recorded as an asset (liability) and as unrealized appreciation (depreciation) until periodic payments are made or the termination of the swap, at which time realized gain (loss) is recorded.
D.	Various inputs may be used to determine the value of the fund’s investments and derivatives. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments and derivatives valued with significant unobservable inputs are noted on the Schedule of Investments.
The following table summarizes the market value of the fund’s investments and derivatives as of May 31, 2026, based on the inputs used to value them:
	Level 1 ($000)	Level 2 ($000)	Level 3 ($000)	Total ($000)
Investments
Assets
Common Stocks	1,674,436	—	1,235	1,675,671
Warrants	—	6	—	6
Temporary Cash Investments	34,014	—	—	34,014
Total	1,708,450	6	1,235	1,709,691
Derivative Financial Instruments
Assets
Futures Contracts[1]	27	—	—	27
Swap Contracts	—	685	—	685
Total	27	685	—	712
Liabilities
Swap Contracts	—	(24)	—	(24)
1	Includes cumulative appreciation (depreciation) on futures contracts and centrally cleared swaps, if any, as reported in the Schedule of Investments.